Revenue Disaggregation	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Disaggregation

10. Revenue Disaggregation

Geographic Information

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the marine fuel is delivered to the customer.

	For the year ended December 31,
	2022	2021
China	$253,195,264	$165,187,146
Hong Kong	171,143,686	147,960,792
Malaysia	26,490,822	4,989,527
Singapore	4,865,956	4,490,682
South Korea	3,788,750	-
Other	3,421,779	3,912,565
Total:	$462,906,257	$326,540,712

Other includes primarily Vietnam, Taiwan, and Thailand.